Principal Accountant Fees and Services - Summary of Principal Accountant Fees and Services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Auditor's remuneration [abstract]
Audit fees	€ 599	€ 700	€ 693
Tax fees	104	7
All other fees	22		62
Total principal accountant fees and services	€ 725	€ 707	€ 755